RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net amounts charged by related parties	$ 77,088	$ 76,205	$ 53,969
Frontline
Related Party Transaction [Line Items]
Net amounts charged by related parties	4,171	3,216	3,402
SFL
Related Party Transaction [Line Items]
Net amounts charged by related parties	42,911	38,459	37,069
Seateam
Related Party Transaction [Line Items]
Net amounts charged by related parties	0	2,552	3,636
Seatankers
Related Party Transaction [Line Items]
Net amounts charged by related parties	27,978	31,955	8,708
CCL
Related Party Transaction [Line Items]
Net amounts charged by related parties	$ 2,028	$ 23	$ 1,154